Significant mergers and acquisitions and investments (Tables)	12 Months Ended
Mar. 31, 2021
Sun Art Retail Group Limited
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	49,672
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	11,500
Non-compete agreements	4,700
Developed technology and patents	615
User base and customer relationships	47
Goodwill (Note 17)	13,474
Deferred tax liabilities	(9,629)
Noncontrolling interests (iii)	(23,684)
46,695

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	24,136
‑ fair value of previously held equity interests	22,559
46,695

(i)	Net assets acquired primarily included property and equipment of RMB27,333 million, operating lease right-of-use assets relating to land use rights of RMB22,997 million, payables and accruals for cost of revenue of RMB14,681 million, short-term investments of RMB14,387 million, customer advances of RMB11,082 million and inventories of RMB9,341 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 11.8 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the market price per share as of the acquisition date.

Kaola
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	1,621
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	2,531
User base and customer relationships	1,297
Non-compete agreements	1,040
Developed technology and patents	394
Goodwill (Note 17)	6,781
Deferred tax liabilities	(338)
13,326

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	10,025
- share consideration	2,252
- contingent consideration (iii)	1,049
13,326

(i)	Net assets acquired primarily included inventories of RMB1,943 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 8.5 years.
(iii)	Contingent consideration primarily includes cash consideration that is contingently payable upon the satisfaction of certain non-compete provisions by the selling equity holders, and will not exceed RMB846 million.

Alibaba Pictures
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	11,766
Amortizable intangible assets (ii)
User base and customer relationships	2,979
License	934
Developed technology and patents	516
Trade names, trademarks and domain names	221
Goodwill	18,750
Deferred tax liabilities	(969)
Noncontrolling interests (iii)	(16,899)
17,298

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	1,069
- fair value of previously held equity interests	16,229
17,298

(i)	Net assets acquired primarily included cash, cash equivalents and short-term investments of RMB4,444 million and equity securities and other investments of RMB5,065 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 15 years and a weighted-average amortization period of 11.4 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the market price per share as of the acquisition date.

Ele.me
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net liabilities assumed (i)	(6,327)
Amortizable intangible assets (ii)
User base and customer relationships	13,702
Trade names, trademarks and domain names	5,764
Non-compete agreements	4,188
Developed technology and patents	1,415
Goodwill	34,572
Deferred tax liabilities	(481)
Noncontrolling interests (iii)	(5,015)
47,818

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	30,133
‑ contingent cash consideration (iv)	4,790
‑ fair value of previously held equity interests	12,895
47,818

(i)	Net liabilities assumed primarily included payables to merchants and other logistics providers of RMB4,259 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding ten years and a weighted-average amortization period of 5.8 years.
(iii)	Fair value of the noncontrolling interests was estimated based on the equity value of Ele.me derived by the purchase consideration, adjusted for a discount for control premium.
(iv)	The amount is payable contingent upon the satisfaction of certain non-compete provisions by the respective selling equity holders, and will not exceed RMB4,790 million.

Koubei
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	3,261
Amortizable intangible assets (ii)
User base and customer relationships	18,330
Trade names, trademarks and domain names	1,158
Developed technology and patents	322
Goodwill	36,817
Deferred tax liabilities	(2,372)
Noncontrolling interests (iii)	(17,682)
39,834

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	3,196
‑ non-cash consideration	14,648
‑ fair value of previously held equity interests	21,990
39,834

(i)	Net assets acquired primarily included cash and cash equivalents of RMB4,475 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 6.3 years.
(iii)	Fair value of the noncontrolling interests as of the acquisition date was estimated based on the purchase price to acquire newly issued preferred shares of Local Services Holdco that was paid by new and existing investors in December 2018, with certain adjustments made to reflect other factors that may affect the fair value estimation.

Trendyol
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Amounts
(in millions of RMB)
Net assets acquired (i)	1,009
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	660
User base and customer relationships	388
Developed technology and patents	30
Goodwill	3,938
Deferred tax liabilities	(228)
Noncontrolling interests (iii)	(817)
4,980

(i)	Net assets acquired primarily included cash and cash equivalents of RMB1,206 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 15 years and a weighted-average amortization period of 12.5 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the purchase price per share as of the acquisition date, adjusted for a discount for control premium, and includes the fair value of an option granted to the founders of Trendyol to acquire additional interests in Trendyol from the Company as of the date of acquisition.

Other acquisitions, summarized
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

	Year ended March 31,
	2019	2020	2021

	(in millions of RMB)
Net assets (liabilities)	4,883	846	(106)
Identifiable intangible assets	2,763	364	3,888
Deferred tax liabilities	(1,183)	(53)	(195)
	6,463	1,157	3,587
Noncontrolling interests and mezzanine equity	(2,993)	(998)	(3,310)
Net identifiable assets	3,470	159	277
Goodwill	7,512	7,840	4,105
Total purchase consideration	10,982	7,999	4,382
Fair value of previously held equity interests	(1,778)	(2,215)	(2,434)
Purchase consideration settled	(8,415)	(5,146)	(1,794)
Deferred consideration as of year end	789	638	154

Total purchase consideration is comprised of:
- cash consideration	9,204	5,784	875
- non-cash consideration	—	—	1,073
- fair value of previously held equity interests	1,778	2,215	2,434
	10,982	7,999	4,382